Taxation	12 Months Ended
Dec. 31, 2020
Taxation
Taxation

26. Taxation

(a)Value added tax

The Group is subject to statutory VAT rate of 13% for revenue from sales of vehicles and spare parts in the PRC.

(b)Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Mainland China and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

Beijing CHJ is qualified as a “high and new technology enterprise” under the EIT Law and is eligible for a preferential enterprise income tax rate of 15%. Other chinese companies are subject to enterprise income tax (“EIT”) at a uniform rate of 25%.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non‑resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non‑PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2008 onwards, enterprises engaging in R&D activities are entitled to claim 175% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 75% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Composition of income tax benefit for the periods presented is as follows:

	For the Year Ended December 31,
	2018	2019	2020
Deferred income tax benefit	—	—	(22,847)

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense of the years presented are as follows:

	For the Year Ended December 31,
	2018	2019	2020
Loss before income tax expense	(1,165,296)	(2,417,874)	(188,877)
Income tax credit computed at PRC statutory income tax rate of 25%	(291,324)	(604,468)	(47,219)
Tax effect of tax‑exempt entity and preferential tax rate	97,549	230,669	30,140
Tax effect of Super Deduction and others	(139,331)	(121,177)	(144,503)
Non‑deductible expenses	109	27,031	21,511
Change in valuation allowance	332,997	467,945	117,224
Income tax benefit	—	—	(22,847)

(c)Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more‑likely‑than‑not realized. This assessment considers, among other matters, the nature, frequency and severity of recent loss and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group's deferred tax assets (liabilities) consist of the following components:

	For the Year Ended December 31,
	2018	2019	2020
Deferred tax assets
Net operating loss carryforwards	321,077	717,495	1,144,397
Accrued expenses and others	7,385	12,545	66,773
Depreciation and amortization	5,549	26,946	16,220
Impairment of long‑lived assets	68,754	73,271	7,694
Unrealized financing cost	11,401	27,520	13,125
Unrealized investment loss	5,330	29,664	—
Total deferred tax assets	419,496	887,441	1,248,209
Less: Valuation allowance	(419,496)	(887,441)	(1,004,665)
Deferred tax assets, net of valuation allowance	—	—	243,544
Deferred tax liabilities
Accelerated tax depreciation and others	—	—	(215,030)
Fair value change of certain investments	—	—	(5,667)
Total deferred tax liabilities	—	—	(220,697)
Deferred tax assets, net of valuation allowance and deferred tax liabilities	—	—	22,847

A valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2018	2019	2020
Valuation allowance
Balance at beginning of the year	86,499	419,496	887,441
Additions	332,997	467,945	148,458
Reversal	—	—	(31,234)
Balance at ending of the year	419,496	887,441	1,004,665

For the year ended December 31, 2020, Wheels Technology and Chongqing Lixiang Automobile had achieved pre-tax profit, and the Group forecasted these two subsidiaries are likely to continue to achieve pre-tax profit in 2021. As a result, the Group made an assessment and considered that the deferred tax assets for these two subsidiaries are more-likely-than-not to be utilized in the future, and therefore concluded that the previously recognized valuation allowance for these two subsidiaries should be reversed in income statement as an income tax benefit (i.e. a credit of income tax expense).

As of December 31, 2020, the Group had net operating loss carryforwards of approximately RMB5,841,910 mainly arose from the Group’s certain subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2021 to 2030. As of December 31, 2020, deferred tax assets arose from the net operating loss carryforwards amounting to RMB908,888 were provided for full valuation allowance, while the remaining RMB235,509 were expected to be utilized prior to expiration considering future taxable income for respective entities.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2020.